Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expensed and Capitalized, Amount
Share-based compensation was recognized in operating expenses for the years ended December 31, 2023, 2024 and 2025 as follows:

	For the year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cost of revenue	(7)	(9)	30
Selling expenses	286	565	270
General and administrative expenses	1,997	8,437	18,143
Research and development expenses	(167)	28	74

	2,109	9,021	18,517

Share-based Payment Arrangement, Option, Activity
The following table summarized the Company’s activities under the Option Plan for the year ended December 31, 2025:

	Number of options	Weighted average exercise price
		(US$)
Outstanding at January 1, 2025	205,384,609	0.0387
Granted	5,260,568	0.0024
Exercised	(1,750,000)	0.0300
Forfeited	(10,256,083)	0.0039

Outstanding at December 31, 2025	198,639,094	0.0024

Vested and exercisable at December 31, 2025	159,659,897	0.0024

Summary of Share Based Compensation Stock Options Activity Outstanding
The following table summarizes information regarding the share options outstanding as of December 31, 2025:

	As of December 31, 2025
	Options number	Weighted average exercise price per option	Weighted average remaining contractual life (years)	Aggregate intrinsic value
		US$		US$
Outstanding	198,639,094	0.0024	7.70	5,105
Exercisable	159,659,897	0.0024	7.51	4,103
Expected to vest	38,979,197	0.0024	8.48	1,002

Summary of Assumptions Used to Determine Fair Value of Share Options Granted
The fair value of the option plan was estimated on the date of each balance sheet date using the binomial option pricing model with the assumptions (or ranges thereof) in the following table:

	Weighted average
	2024	2025
Exercise price (US$)	0.0387	0.0024
Expected forfeiture rate (post-vesting)	4.99%	12.66%
Expected volatility	54.68%	55.79%
Excepted term (in years)	8.62	7.70
Expected dividend yield	0%	0%
Risk-free interest rate	4.5395%	3.9934%